Derivative Financial Instruments and Hedging Activities (Details 3) - Cash Flow Hedging [Member] - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]		$ (31)	$ 0	$ 14
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]		10	(4)	(9)
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)			(1)	3	1
Interest Rate Swaps [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]		0	29	3
Interest Rate Swaps [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]		(5)	(5)	(5)
Interest Rate Swaps [Member] | Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)			0	0	0
Treasury Lock [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]	$ 19	0	19
Treasury Lock [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]		(1)	0
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)			0	2
Forward Contracts [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]		(31)	10	11
Forward Contracts [Member] | Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]		16	1	(4)
Forward Contracts [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)			$ (1)	$ 1	$ 1

[1]	OCI means other comprehensive income.